united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	1/31

Date of reporting period:	7/31/2024

Item 1. Reports to Stockholders.

(a)

Regents Park Hedged Market Strategy ETF

(RPHS) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - July 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Regents Park Hedged Market Strategy ETF for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/regents-park-hedged-market-strategy-etf/?cb=2099. You can also request this information by contacting us at 949.891.0600.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regents Park Hedged Market Strategy ETF	$38	0.75%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Regents Park Hedged Market Strategy ETF - NAV
S&P 500® Index
$15,000
$10,000
$5,000
$0
$12,453
$10,776
03/30/22
06/30/22
09/30/22
12/31/22
03/31/23
06/30/23
09/30/23
12/31/23
03/31/24
06/30/24
07/31/24

	Regents Park Hedged Market Strategy ETF - NAV	S&P 500® Index
03/30/22	$10,000	$10,000
03/31/22	$9,850	$9,844
06/30/22	$8,820	$8,259
09/30/22	$8,590	$7,856
12/31/22	$8,548	$8,450
03/31/23	$8,558	$9,083
06/30/23	$9,024	$9,877
09/30/23	$8,791	$9,554
12/31/23	$9,550	$10,671
03/31/24	$10,382	$11,798
06/30/24	$10,659	$12,303
07/31/24	$10,776	$12,453

Average Annual Total Returns

	6 Months	1 Year	Since Inception (03/30/2022)
Regents Park Hedged Market Strategy ETF - NAV	11.47%	16.28%	3.25%
Regents Park Hedged Market Strategy ETF - Market Price	11.86%	16.46%	3.18%
S&P 500® Index	14.77%	22.15%	9.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$57,646,787
Number of Portfolio Holdings	69
Advisory Fee	$220,282
Portfolio Turnover	46%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	55.9%
Purchased Options	1.8%
U.S. Government & Agencies	42.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
39.6%
Financials
30.2%
Consumer Discretionary
5.8%
Real Estate
5.5%
Utilities
2.9%
Health Care
2.7%
Industrials
2.3%
Purchased Options
1.7%
Consumer Staples
1.1%
Communications
1.0%
Energy
0.8%
Other Assets in Excess of Liabilities
6.4%

Value	Value
Other Assets in Excess of Liabilities	6.4%
Energy	0.8%
Communications	1.0%
Consumer Staples	1.1%
Purchased Options	1.7%
Industrials	2.3%
Health Care	2.7%
Utilities	2.9%
Real Estate	5.5%
Consumer Discretionary	5.8%
Financials	30.2%
U.S. Treasury Obligations	39.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	39.6%
BPCE S.A.	2.6%
GLP Capital, L.P. / GLP Financing II, Inc.	2.2%
Credit Agricole S.A.	2.0%
Wells Fargo & Company	1.7%
Capital One Financial Corporation	1.7%
Societe Generale S.A.	1.6%
Crown Castle, Inc.	1.3%
Ares Capital Corporation	1.3%
JPMorgan Chase & Company	1.3%

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.

Regents Park Hedged Market Strategy ETF

Semi-Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://regentsparkfunds.com/our-funds/regents-park-hedged-market-strategy-etf/?cb=2099 ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073124-RPHS

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Regents Park Hedged Market Strategy ETF

July 31, 2024

Semi-Annual Financial Statements

Advised by:

Anfield Capital Management, LLC
19900 MacArthur Blvd., Suite 655
Irvine, CA 92612
www.AnfieldFunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Regents Park Hedged Market Strategy ETF

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 52.3%
	ASSET MANAGEMENT — 4.2%
750,000	Ares Capital Corporation		4.2500	03/01/25	$743,227
625,000	Bain Capital Specialty Finance, Inc.		2.9500	03/10/26	594,477
500,000	Blackstone Private Credit Fund		2.7000	01/15/25	492,964
100,000	UBS Group A.G.(a)		4.1250	09/24/25	98,634
500,000	UBS Group A.G.(a),(b)	H15T1Y + 1.550%	4.4880	05/12/26	496,158
					2,425,460
	AUTOMOTIVE — 4.5%
500,000	Ford Motor Credit Company, LLC		4.6870	06/09/25	495,794
500,000	Ford Motor Credit Company, LLC		4.1340	08/04/25	492,979
706,000	General Motors Financial Company, Inc.		4.0000	01/15/25	700,937
500,000	General Motors Financial Company, Inc.		2.9000	02/26/25	492,430
434,000	Nissan Motor Acceptance Corporation(a)		2.0000	03/09/26	409,254
					2,591,394
	BANKING — 18.8%
500,000	Bank of America Corporation Series N(b)	TSFR3M + 1.132%	2.4560	10/22/25	496,344
110,000	Bank of America Corporation(b)	TSFR3M + 1.072%	3.3660	01/23/26	108,867
500,000	Barclays plc(b)	SOFRRATE + 2.714%	2.8520	05/07/26	490,008
210,000	BNP Paribas S.A.		4.2500	10/15/24	209,209
250,000	BNP Paribas S.A.(a)		4.3750	09/28/25	246,976
1,500,000	BPCE S.A.(a)		4.5000	03/15/25	1,486,062
500,000	Citigroup, Inc.		3.8750	03/26/25	494,800
500,000	Citigroup, Inc.(b)	SOFRRATE + 1.528%	3.2900	03/17/26	492,904
1,168,000	Credit Agricole S.A.(a)		4.3750	03/17/25	1,158,414
500,000	Deutsche Bank A.G.		4.5000	04/01/25	495,912
100,000	Deutsche Bank A.G.(b)	SOFRRATE + 3.190%	6.1190	07/14/26	100,462
500,000	ING Groep N.V.(b)	SOFRRATE + 1.640%	3.8690	03/28/26	494,928
750,000	JPMorgan Chase & Company(b)	TSFR3M + 1.585%	2.0050	03/13/26	734,683
500,000	KeyBank NA		3.4000	05/20/26	480,211
200,000	Lloyds Banking Group plc		4.5000	11/04/24	199,397
500,000	Lloyds Banking Group plc		4.5820	12/10/25	494,625
250,000	Manufacturers & Traders Trust Company		2.9000	02/06/25	246,451

See accompanying notes to financial statements.

Regents Park Hedged Market Strategy ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 52.3% (Continued)
	BANKING — 18.8% (Continued)
950,000	Societe Generale S.A.(a)		4.2500	04/14/25	$937,451
500,000	Synchrony Bank		5.4000	08/22/25	498,498
1,000,000	Wells Fargo & Company(b)	SOFRRATE + 1.320%	3.9080	04/25/26	988,775
					10,854,977
	BIOTECH & PHARMA — 0.8%
500,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/01/26	473,559

	ELECTRIC UTILITIES — 2.9%
350,000	Electricite de France S.A.(a)		3.6250	10/13/25	343,748
700,000	Enel Finance International N.V.(a)		2.6500	09/10/24	697,474
500,000	Pennsylvania Electric Company(a)		4.1500	04/15/25	494,061
130,000	Puget Energy, Inc.		3.6500	05/15/25	127,908
					1,663,191
	HEALTH CARE FACILITIES & SERVICES — 0.9%
500,000	Laboratory Corp of America Holdings		3.2500	09/01/24	498,810

	INSTITUTIONAL FINANCIAL SERVICES — 1.5%
361,000	UBS Group A.G.(a),(b)	SOFRRATE + 3.250%	6.3730	07/15/26	363,980
500,000	Morgan Stanley(b)	SOFRRATE + 0.745%	0.8640	10/21/25	494,666
					858,646
	LEISURE FACILITIES & SERVICES — 1.3%
500,000	Las Vegas Sands Corporation		2.9000	06/25/25	487,740
250,000	Scientific Games International, Inc.(a)		7.0000	05/15/28	252,018
					739,758
	MEDICAL EQUIPMENT & DEVICES — 1.0%
600,000	Becton Dickinson & Company		3.7340	12/15/24	596,027

	OIL & GAS PRODUCERS — 0.9%
500,000	Energy Transfer, L.P.		2.9000	05/15/25	490,042

See accompanying notes to financial statements.

Regents Park Hedged Market Strategy ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 52.3% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 5.5%
123,000	American Tower Corporation		2.9500	01/15/25	$121,483
500,000	American Tower Corporation		4.0000	06/01/25	494,577
750,000	Crown Castle, Inc.		3.2000	09/01/24	748,064
1,250,000	GLP Capital, L.P. / GLP Financing II, Inc.		5.2500	06/01/25	1,244,284
500,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		3.5000	02/15/25	493,315
76,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.6250	06/15/25	75,319
					3,177,042
	RETAIL - CONSUMER STAPLES — 1.1%
630,000	Walgreens Boots Alliance, Inc.		3.8000	11/18/24	627,223

	SPECIALTY FINANCE — 5.6%
500,000	AerCap Ireland Capital DAC / AerCap Global		1.6500	10/29/24	495,036
500,000	Air Lease Corporation		2.3000	02/01/25	491,672
550,000	Ally Financial, Inc.		5.7500	11/20/25	551,436
500,000	Aviation Capital Group, LLC(a)		1.9500	01/30/26	474,637
1,000,000	Capital One Financial Corporation(b)	SOFRRATE + 1.290%	2.6360	03/03/26	982,330
255,000	Discover Financial Services		3.9500	11/06/24	253,624
					3,248,735
	TELECOMMUNICATIONS — 1.0%
115,000	Crown Castle Towers, LLC(a)		3.6630	05/15/25	113,314
500,000	T-Mobile USA, Inc.		3.5000	04/15/25	492,936
					606,250
	TRANSPORTATION & LOGISTICS — 2.3%
500,000	Air Canada(a)		3.8750	08/15/26	481,350
324,000	Delta Air Lines, Inc.		2.9000	10/28/24	321,760
500,000	Penske Truck Leasing Company Lp / PTL Finance(a)		3.9500	03/10/25	495,058
					1,298,168
	TOTAL CORPORATE BONDS (Cost $30,145,788)				30,149,282

See accompanying notes to financial statements.

Regents Park Hedged Market Strategy ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 39.6%
	U.S. GOVERNMENT & AGENCIES — 39.6%
23,000,000	United States Treasury Bill(c)	5.2700	09/26/24	$22,812,238

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $22,817,006)			22,812,238

Contracts(d)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 1.7%
	CALL OPTIONS PURCHASED - 1.2%
10	S&P 500 INDEX	IB	09/20/2024	$5,500	$5,500,000	$156,500
15	S&P 500 INDEX	IB	11/15/2024	5,600	8.400,000	262,425
25	S&P 500 INDEX	IB	12/20/2024	5,800	14,500,000	280,125
	TOTAL CALL OPTIONS PURCHASED (Cost - $588,300)					699,050

	PUT OPTIONS PURCHASED - 0.5%
5	S&P 500 INDEX	IB	10/18/2024	$5,200	$2,600,000	$22,975
20	S&P 500 INDEX	IB	11/15/2024	5,300	10,600,000	162,100
10	S&P 500 INDEX	IB	12/20/2024	5,400	5,400,000	121,600
	TOTAL PUT OPTIONS PURCHASED (Cost - $326,800)					306,675

	TOTAL INDEX OPTIONS PURCHASED (Cost - $915,100)					1,005,725

	TOTAL INVESTMENTS - 93.6% (Cost $53,877,894)					$53,967,245
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.4%					3,679,542
	NET ASSETS - 100.0%					$57,646,787

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation
140	CME E-Mini Standard & Poor’s 500 Index Future	09/23/2024	$38,906,000	$569,275
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation
5	Mini Cboe Volatility Index (VXM) Futures	10/17/2024	$9,174	$151
	TOTAL FUTURES CONTRACTS

See accompanying notes to financial statements.

Regents Park Hedged Market Strategy ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2024

IB	- Interactive Broker
LLC	- Limited Liability Company
L.P	- Limited Partnership
N.V.	- Naamioze Vennootschap
S&P	- Standard & Poor’s
S.A.	- Société Anonyme

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024 the total market value of 144A securities is $9,117,223 or 15.8% of net assets.
(b)	Variable rate security; the rate shown represents the rate on July 31, 2024.
(c)	Zero coupon bond. Rate disclosed is the current yield as of July 31, 2024.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

Regents Park Hedged Market Strategy ETF

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

July 31, 2024

ASSETS
Investment securities:
At cost	$53,877,894
At fair value	$53,967,245
Cash	591,425
Deposits at broker for futures contracts	15,733,038
Unrealized appreciation on futures contracts	569,426
Interest receivable	323,036
Prepaid expenses and other assets	22,162
TOTAL ASSETS	71,206,332

LIABILITIES
Due to broker	13,532,759
Investment advisory fees payable	26,786
TOTAL LIABILITIES	13,559,545
NET ASSETS	$57,646,787

Net Assets Consist Of:
Paid in capital	$58,656,473
Accumulated losses	(1,009,686)
NET ASSETS	$57,646,787

Net Asset Value Per Share:
Shares:
Net assets	$57,646,787
Shares of beneficial interest outstanding (a)	5,700,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.11

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Regents Park Hedged Market Strategy ETF

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended July 31, 2024

INVESTMENT INCOME
Dividends	$4,646
Interest	1,293,958
TOTAL INVESTMENT INCOME	1,298,604

EXPENSES
Investment advisory fees	220,282
TOTAL EXPENSES	220,282

NET INVESTMENT INCOME	1,078,322

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investments and options purchased	663,407
Net realized gain from futures contracts	5,719,446
Net change in unrealized appreciation on investments and options purchased	116,799
Net change in unrealized depreciation on futures contracts	(1,052,387)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	5,447,265

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,525,587

See accompanying notes to financial statements.

Regents Park Hedged Market Strategy ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended July 31, 2024	For the Year Ended January 31, 2024
	(Unaudited)
FROM OPERATIONS
Net investment income	$1,078,322	$3,023,625
Net realized gain from investments and options purchased	663,407	51,929
Net realized gain from future contracts	5,719,446	4,459,674
Net change in unrealized appreciation on investments and options purchased	116,799	944,957
Net change in unrealized appreciation (depreciation) on future contracts	(1,052,387)	1,223,813
Net increase in net assets resulting from operations	6,525,587	9,703,998

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	-	(3,198,250)
Net decrease in net assets from distributions to shareholders	-	(3,198,250)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	2,402,196	13,600,190
Payments for shares redeemed	(11,347,942)	(96,389,143)
Net decrease in net assets from shares of beneficial interest	(8,945,746)	(82,788,953)

TOTAL DECREASE IN NET ASSETS	(2,420,159)	(76,283,205)

NET ASSETS
Beginning of Year/Period	60,066,946	136,350,151
End of Year/Period	$57,646,787	$60,066,946

SHARE ACTIVITY
Shares Sold	250,000	1,575,000
Shares Redeemed	(1,175,000)	(10,975,000)
Net decrease in shares from beneficial interest outstanding	(925,000)	(9,400,000)

See accompanying notes to financial statements.

Regents Park Hedged Market Strategy ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period Presented

	For the Six Months Ended July 31, 2024		For the Year Ended January 31, 2024		For the Period Ended January 31, 2023 (a)
	(Unaudited)

Net asset value, beginning of year/period	$9.07		$8.51		$10.00

Activity from investment operations:
Net investment income (b)	0.18		0.26		0.14
Net realized and unrealized gain (loss) on investments	0.86		0.77		(1.52)
Total from investment operations	1.04		1.03		(1.38)

Less distributions from:
Net investment income	-		(0.47)		(0.11)
Total distributions	-		(0.47)		(0.11)

Net asset value, end of year/period	$10.11		$9.07		$8.51

Market price, end of year/period	$10.09		$9.02		$8.48

Total return (c)	11.47	%(g)	12.16%		(13.81	)%(g)(i)

Market price total return	11.86	%(g)	11.97%		(14.11	)%(g)

Net assets, end of year/period (000s)	$57,647		$60,067		$136,350

Ratio of net expenses to average net assets	0.75	%(h)	0.79	%(f)	0.75	%(h)
Ratio of net investment income to average net assets (d)	3.66	%(h)	2.95	%(f)	1.85	%(h)
Portfolio Turnover Rate (e)	46	%(g)	0%		412	%(g)

(a)	The Regents Park Hedged Market Strategy ETF commenced operations on March 30, 2022.
(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower or higher absent the fee waiver/expense reimbursement or recapture, respectively.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
(f)	Excluding interest expense, the following Ratios would have been:

January 31, 2024
Net expenses to average net assets	0.75%
Net investment income to average net assets	2.99%

(g)	Not annualized
(h)	Annualized
(i)	Represents total return based on net asset values per share from commencement of investment operations on March 30, 2022 through January 31, 2023.

See accompanying notes to financial statements.

Regents Park Hedged Market Strategy ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2024

(1)	ORGANIZATION

The Regents Park Hedged Market Strategy ETF (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on March 30, 2022. The Fund is an actively managed exchange-traded fund (“ETF”). The investment objective of the Fund is to seek to provide capital appreciation through exposure to the U.S. Large Cap equity market while hedging overall market risk. There is no guarantee that the Fund will achieve its investment objective.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (‘‘GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures contracts listed for trading on a securities exchange or board of trade (whether domestic or foreign) for which market quotations are readily available shall be valued at the final settled price for the respective futures or futures options or, if no settled price is available, at the last sale price as of the close of business prior to the valuation time. Exchange traded options are valued at the last sale price or in the absence of a sale, at the mean between the current bid and ask prices. Investments in open-end investment companies are valued at net asset value. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Trustees of the Trust (the “Board”). The Board has appointed the Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee,

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July 31, 2024

approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or any ETF purchased by the Fund will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange-Traded Funds – The Fund may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange-Traded Notes – The Fund may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

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July 31, 2024

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of the S&P 500 Index (or other U.S. Large Cap equity market indices). Initial margin deposits required upon entering into futures contracts are satisfied by posting collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Fund is subject to equity risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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July 31, 2024

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2024 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$30,149,282	$-	$30,149,282
U.S Government & Agencies	-	22,812,238	-	22,812,238
Futures Contracts**	569,426	-	-	569,426
Index Options Purchased	1,005,725	-	-	1,005,725
Total	$1,575,151	$52,961,520	$-	$54,536,671

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.
**	Represents the net unrealized appreciation (depreciation) of futures contracts.

Impact of Derivatives on the Statement of Operations

The derivative instruments outstanding as of July 31, 2024 as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of July 31, 2024:

	Asset Derivatives
Contract Type/Primary Risk Exposure	Balance Sheet Location	Fair Value
Futures Contracts - Equity Risk	Unrealized appreciation on futures contracts	$569,426
Options Purchased - Equity Risk	Investment securities; At fair value	1,005,725
		$1,575,151

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July 31, 2024

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations as of July 31, 2024:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Futures Contracts	Net realized gain from futures contracts/Net change in unrealized depreciation on futures contracts
Options Purchased	Net realized gain from investments and options purchased/Net change in unrealized appreciation on investments and options purchased

The following is a summary of the Fund’s realized gain and unrealized appreciation (depreciation) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the period ended July 31, 2024:

Realized gain on derivatives recognized in the Statement of Operations

Derivative Investment Type	Equity Risk	Total for the Six Months Ended July 31, 2024
Futures Contracts	$5,719,446	$5,719,446
Options Purchased	672,027	672,027

Net change in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations

Derivative Investment Type	Equity Risk	Total for the Six Months Ended July 31, 2024
Futures Contracts	$(1,052,387)	$(1,052,387)
Options Purchased	2,525	2,525

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

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July 31, 2024

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year ended 2023 or expected to be taken in the Fund’s January 31, 2025, year-end tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund and Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the six months ended July 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund amounted to $23,146,381 and $6,849,947, respectively. For the six months ended July 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $0 and $0, respectively.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Fund, including: selecting the overall investment strategies; monitoring and evaluating Sub-Adviser (as defined below) performance; and providing related administrative services and facilities.

Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust, wholly owns the Adviser. As compensation for its services, the Fund pays to the Adviser a unitary management fee (computed daily and paid monthly) at an annual rate of 0.75% of its average daily net assets. The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, inclusive of fees and expenses of other investment companies in which the Fund may invest. The Fund, not the Adviser, pays the following expenses: all brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), and such extraordinary or nonrecurring expenses as may

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July 31, 2024

arise, including litigation to which the Fund may be a party and indemnification of the Board of Trustees and officers with respect thereto. For the six months ended July 31, 2024, the Fund incurred advisory fees of $220,282.

Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) serves as sub-adviser to the Fund. Anfield Group owns a majority interest in Anfield. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund, which are computed and accrued daily and paid monthly and do not impact the financial statements of the Fund. The Sub-Adviser has agreed to waive some or all of the sub-advisory fee payable to it from the Adviser to reimburse the Adviser in connection with the Adviser’s payment of the operating expenses of the Fund. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund at the annual rate of 0.68% of the Fund’s average daily net assets.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees.

In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“Ultimus”) – Ultimus, an affiliate of the Distributor, provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with Ultimus, the Adviser pays Ultimus customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of Ultimus and are not paid any fees directly by the Adviser for serving in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $53,965,712 for the Fund, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$76,298
Gross unrealized depreciation:	(74,765)
Net unrealized depreciation:	$1,533

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2024

The tax character of fund distributions paid for the period ended January 31, 2024 and January 31, 2023, was as follows:

	Fiscal Year Ended January 31, 2024	Fiscal Year Ended January 31, 2023
Ordinary Income	$3,198,250	$1,843,485
Long-Term Capital Gain	-	-
Return of Capital	-	-
	$3,198,250	$1,843,485

As of January 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings (Accumulated Deficits)
$38,598	$-	$-	$(7,458,205)	$-	$(115,666)	$(7,535,273)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for the mark-to-market on open Section 1256 futures and options contracts.

At January 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$3,130,423	$4,327,782	$7,458,205	$2,539,891

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are principally in exchange for a deposit of a specified cash payment, plus a transaction fee, but may also be permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses

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July 31, 2024

relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$250	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(7)	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include, but are not limited to: absence of an active market risk, calculation methodology risk, cash redemption risk, cash transactions risk, collateralized loan obligations risk, counterparty risk, cybersecurity risk, dependence on key personnel risk, derivatives risk, equity risk, ETF structure risks, failure to qualify as a regulated investment company risk, FLEX options risk, FLEX options valuation risk, fixed income securities risk, fluctuation of net asset value risk, gap risk, hedging transactions risk, index risk, investment companies risk, leveraging risk, management risk, market capitalization risk, market risk, market events risk, new fund risk, operational risk, options risk, portfolio turnover risk, trading issues risk, underlying fund risk, U.S. government securities risk, volatility risk and yield curve risk.

Derivatives Risk – The derivative instruments in which the Fund may invest may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Certain derivatives require the Fund to pledge cash or liquid securities as margin or collateral, a form of security deposit intended to protect against nonperformance of the derivative contract. The Fund may have to post additional margin or collateral if the value of the derivative position changes in a manner adverse to the Fund. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Equity Risk – Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Hedging Transactions Risk – The Sub-Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Sub-Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Because the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Sub-Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Sub-Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2024

Index Risk – The Fund’s investments are subject to the risks associated with changes to the S&P 500 Index. The Fund will be negatively affected by general declines in the securities and asset classes represented in the S&P 500 Index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the S&P 500 Index. S&P Dow Jones Indices LLC (the “Index Provider”) relies on third party data it believes to be reliable in constructing the S&P 500 Index, but it does not guarantee the accuracy or availability of any such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the S&P 500 Index. Because the Fund structures its investments in order to hedge the Fund’s portfolio against declines in the S&P 500 Index, the performance of the Fund and the S&P 500 Index will differ from each other. In addition, the Fund incurs operating expenses and portfolio transaction costs not incurred by the S&P 500 Index. These risks may be heightened during times of market volatility or other unusual market conditions.

Options Risk – The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.

Fixed Income Securities Risk – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. Longer-term securities may be more sensitive to interest rate changes.

Counterparty Risk – The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty. In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of the Fund to pursue its investment strategy. Also, the Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. If the Fund is not able to enter into a particular derivatives transaction, the Fund’s investment performance and risk profile could be adversely affected as a result. The OCC acts as guarantor and central counterparty with

Regents Park Hedged Market Strategy ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2024

respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Absence of an Active Market Risk – The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers or authorized participants. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares and market makers are under no obligation to make a market in the Fund’s shares. Additionally, only a limited number of institutions act as authorized participants for the Fund and only an authorized participant may engage in creation or redemption transactions directly with the Fund and are not obligated to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price.

Investment Companies Risks – When the Fund invests in other investment companies, (including open-end mutual funds or ETFs) (“underlying Funds”), it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including management fees of the unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund may also incur brokerage costs when it purchases and sells shares of investment companies. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). The Fund may invest in in inverse ETFs, which may result in increased volatility and will magnify the Fund’s losses or gains. During periods of market volatility, inverse ETFs may not perform as expected.

ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the CBOE BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the equities or other securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and

Regents Park Hedged Market Strategy ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2024

foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

(8)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Regents Park Hedged Market Strategy ETF

ADDITIONAL INFORMATION (Unaudited)

July 31, 2024

Approval of Advisory Agreement

Regents Park Funds, LLC and Anfield Capital Management, LLC for the Regents Park Hedged Market Strategy ETF

At a meeting held on March 19–20, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of (i) the investment advisory agreement (the “Advisory Agreement”) between Regents Park Funds, LLC (“Regents Park” or the “Adviser”) and the Trust, on behalf of Regents Park Hedged Market Strategy ETF (the “Fund”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among Regents Park, Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) and the Trust, on behalf of the Fund.

In connection with the Board’s consideration of the Advisory Agreement and the Sub-Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services provided to the Fund by the Adviser and the Sub-Adviser; (ii) a description of the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) an overview of the Adviser’s and the Sub-Adviser’s respective operations and financial condition; (iv) a description of the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s and the Sub-Adviser’s fund-related operations; (vii) the Adviser’s and the Sub-Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of the Fund as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials and information from Regents Park and Anfield. The Board was advised by, and met in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser and the Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at and between prior meetings with respect to the services provided by the Adviser and the Sub-Adviser, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Adviser and the Sub-Adviser. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral.

Regents Park Hedged Market Strategy ETF

ADDITIONAL INFORMATION (Unaudited) (Continued)

July 31, 2024

Matters considered by the Board in connection with its approval of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Regents Park related to the Advisory Agreement with respect to the Fund, including: the Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Fund and their background and experience; a review of the financial condition of Regents Park; information regarding risk management processes and liquidity management; the compliance policies and procedures of Regents Park, including its business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); Regents Park’s compliance resources and practices; information regarding Regents Park’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third-party data provider, analyzing the performance record, fees, and expenses of the Fund as compared to those of a peer group of other mutual funds with similar investment strategies as selected by Broadridge (the “Peer Group”).

The Board also noted that on a regular basis it received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluations of the regulatory compliance systems of the Adviser. The Board noted the Trust’s CCO’s analysis that the Adviser’s compliance, risk management, and associated policies appeared to be operating effectively overall and that its policies and procedures were reasonably designed to prevent violations of federal securities laws. The Board also considered information with respect to the effectiveness of the Adviser’s cybersecurity and business continuity policies and procedures.

The Board took into account that Regents Park and Anfield are affiliates under common control and share many, but not all, key personnel with each other and considered the expansion in staffing of the Adviser in different areas. The Board considered the differing functions of each firm with respect to managing either the operations and/or the portfolio for the Fund, any potential conflicts of interest for the Fund that the arrangement created, and the Adviser’s mitigation of such conflicts. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the Fund.

The Board considered Regents Park’s role as the investment adviser to the Fund and Regents Park’s retention of a sub-adviser to manage day-to–day investment decisions for the Fund. The Board considered the oversight and supervisory role performed by Regents Park for the Fund and noted that Regents Park provided overall management and oversight of the Fund’s operations and expenses, competitor analysis, and compliance and operational support and operated a Sub-Adviser Oversight Committee to monitor the Sub-Adviser of the Fund, among other services

Regents Park Hedged Market Strategy ETF

ADDITIONAL INFORMATION (Unaudited) (Continued)

July 31, 2024

provided to the Fund. The Board considered that Regents Park received daily reports from the Sub-Adviser in connection with Regents Park’s oversight of the Sub-Adviser. In addition, the Board considered its familiarity with Regents Park’s personnel obtained from the Board’s oversight of the Fund and of other funds in the Trust advised by Regents Park, as well as the affiliation between Regents Park and Anfield and any potential conflicts of interest with the Sub-Adviser.

In considering the nature, extent, and quality of the services provided by Regents Park, the Board took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Regents Park’s management and the quality of the performance of its duties. The Board concluded that the management of Regents Park had the skills, experience, and sophistication necessary to effectively oversee the Sub-Adviser and concluded that Regents Park had sufficient quality and depth of personnel, resources, and compliance policies and procedures for performing its duties and that the nature, overall quality, and extent of the services provided by Regents Park were satisfactory and reliable.

The Board reviewed materials provided by Anfield related to the Sub-Advisory Agreement with respect to the Fund, including: the Sub-Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Fund and their background and experience; a summary of the financial condition of the Sub-Adviser; a written report containing the Sub-Adviser’s performance commentaries for the prior quarterly period; the Sub-Adviser’s compliance policies and procedures, including its business continuity and cybersecurity policies, a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of the Sub-Adviser’s compliance program; information regarding the Sub-Adviser’s compliance and regulatory history; and an independent report prepared by Broadridge analyzing the performance record of the Fund and the fees and expenses of the Fund as compared to other mutual funds with similar investment strategies, as applicable.

The Board noted that the information received from the Trust’s CCO regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act included evaluations of the regulatory compliance systems of the Sub-Adviser. The Board noted the Trust’s CCO’s analysis that the Sub-Adviser’s compliance, risk management, and associated policies appeared to be operating effectively and that its policies and procedures were reasonably designed to prevent violations of federal securities laws. In considering the nature, extent, and quality of the services provided by Anfield in its capacity as a sub-adviser, the Board took into account its knowledge of Anfield’s management and the quality of the performance of its duties as adviser and as a sub-adviser, acquired through discussions and reports during the preceding year and in past years. The Board reviewed the background information on Anfield’s key personnel, taking into consideration their education, financial industry experience, and fixed income experience. The Board concluded that Anfield had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Sub-Advisory Agreement with respect to the Fund and that the nature, overall quality

Regents Park Hedged Market Strategy ETF

ADDITIONAL INFORMATION (Unaudited) (Continued)

July 31, 2024

and extent of the services provided by Anfield were satisfactory and reliable.

Performance. In considering the Fund’s performance, the Board noted that it reviews information about the Fund’s performance results at its regularly scheduled meetings. Among other data, the Board considered the Fund’s performance as compared to a benchmark index and against the performance of its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including in particular that data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the funds in the Peer Group. The Board also noted differences in the investment strategies of the Fund relative to the strategies of the funds in its Peer Group. The Board additionally considered discount/premium information with respect to the Fund.

The Board took into account management’s discussion of the performance of the Fund, including the quarterly written reports containing the Adviser’s and Sub-Adviser’s respective performance commentaries. The Board also noted that each of the Adviser and Sub-Adviser was actively monitoring the performance of the Fund.

The Board noted that Anfield is responsible for the day-to-day management of the Fund’s investment portfolio and considered, among other data, the performance of the Fund for the one-year and since inception periods ended December 31, 2023 as compared to the Fund’s benchmark index and performance of the Peer Group and Morningstar category for those periods. The Board considered that the Fund underperformed each of the benchmark index and the median of its Peer Group for the one-year and since inception periods, but outperformed the median of the Morningstar category for the one-year and since inception periods. The Board took into account management’s discussion of the Fund’s performance. The Board also took into account the relatively short operational history of the Fund. The Board concluded that the Fund’s overall performance was consistent with the objective and investment strategies as set forth in the prospectus, and any underperformance was being appropriately monitored and/or addressed.

Fees and Expenses. Regarding the costs of the services provided by the Adviser and Sub-Adviser, the Board considered, among other data, a comparison of the Fund’s advisory fee and net expense ratio to those of the funds in its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including potential differences in the investment strategies of the Fund relative to the funds in its Peer Group, as well as the level, quality, and nature of the services provided by the Adviser and Sub-Adviser with respect to the Fund. The Board also took into account the Adviser’s discussion with respect to the fees and expenses relating to the Fund.

The Board noted that the Fund’s unitary advisory fee was above the median contractual fee of the Morningstar category and below the median contractual fee of the Peer Group. The Board also noted that the Fund’s net total expenses were above the median of the Morningstar category and below the median of the Peer Group. The Board noted in addition that the unitary advisory fee is 0.75% of the Fund’s average daily net assets, of which a portion is retained by Regents Park and

Regents Park Hedged Market Strategy ETF

ADDITIONAL INFORMATION (Unaudited) (Continued)

July 31, 2024

a portion is paid by Regents Park to Anfield, net of the Fund’s operating expenses. The Board took into account the Adviser’s discussion of the unitary fee structure, including that the allocation of the advisory and sub-advisory fees was comparable to the allocation of such fees for other ETFs advised by Regents Park and sub-advised by Anfield. The Board considered that Regents Park is responsible for the operating expenses of the Fund and that the Sub-Adviser has agreed to waive some or all of the sub-advisory fee payable to it from Regents Park in connection with Regents Park’s payment of the expenses and liabilities of the Fund. The Board also noted any reimbursement of Fund expenses by the Sub-Adviser.

Based on the factors above, the Board concluded that the unitary advisory fee and the sub-advisory fee were not unreasonable.

Profitability. The Board considered the profitability of each of Regents Park and Anfield, and their respective affiliates, with respect to the Fund and whether these profits were reasonable in light of the services provided to the Fund. The Board reviewed profitability analyses prepared by Regents Park and Anfield based on the Fund’s asset levels and considered the total profits of each of the Adviser and the Sub-Adviser, respectively, from its relationship with the Fund. The Board concluded that each of Regents Park and Anfield’s profitability from its respective relationship with the Fund, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether either of Regents Park or Anfield would realize economies of scale with respect to the advisory or sub-advisory services provided to the Fund and whether fee levels reflected these economies of scale for the benefit of shareholders. The Board noted that the advisory and sub-advisory fees did not currently have breakpoints with respect to the Fund. The Board also considered that the Adviser may share potential economies of scale from its advisory business in a variety of ways, including through services that benefit shareholders and investments in the business intended to enhance services available to shareholders. The Board considered the profitability analyses provided by the Adviser and Sub-Adviser and noted that the expenses of managing the Fund as a percentage of assets under management were expected to decrease as the Fund’s assets continue to grow. The Board noted that at current asset levels, economies of scale were not a relevant consideration and that it would revisit whether economies of scale exist in the future once the Fund had achieved sufficient size.

Other Benefits. The Board considered the character and amount of other direct and incidental benefits to be received by each of Regents Park and Anfield from its respective relationship with the Fund. The Board also considered that neither of Regents Park or Anfield believed it would receive any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Fund, other than certain reputational benefits that may result from these relationships. The Board concluded that such benefits are reasonable.

Conclusion. The Board, having requested and received such information from each of Regents Park and Anfield as it believed reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund and having been advised by

Regents Park Hedged Market Strategy ETF

ADDITIONAL INFORMATION (Unaudited) (Continued)

July 31, 2024

independent counsel that it had appropriately considered and weighed all relevant factors, determined that approval of Advisory Agreement and Sub-Advisory Agreement with respect to the Fund for an additional one-year term was in the best interests of the Fund and its shareholders.

In considering the renewal of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-631-490-4300

What we do
How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
	●	open an account or give us contact information

	●	provide account information or give us your income information

	●	make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

	●	sharing for affiliates’ everyday business purposes – information about your creditworthiness

	●	affiliates from using your information to market to you

	●	sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

	●	Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

	●	Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

	●	Two Roads Shared Trust does not jointly market.

Adviser

Regents Park Funds, LLC

19900 MacArthur Blvd., Suite 655

Irvine, CA 92612

Administrator

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such an offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

RGTPK-SAR24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By	/s/ James Colantino
James Colantino
Principal Executive Officer/President
Date:	9/27/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James Colantino
James Colantino
Principal Executive Officer/President
Date:	9/27/2024

By	/s/ Laura Szalyga
Laura Szalyga
Principal Financial Officer/Treasurer
Date:	9/27/2024